Assets Charged as Security for Liabilities and Collateral Accepted as Security for Assets - Financial Assets Charged as Security Under On-Balance Sheet and Off-Balance (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
On-Balance Sheet [member]
Disclosure of assets pledged as security [line items]
Assets charged as security for liabilities	£ 75,461	£ 67,837
On-Balance Sheet [member] | Treasury Bills and Other Eligible Securities [member]
Disclosure of assets pledged as security [line items]
Assets charged as security for liabilities	12,576	6,491
On-Balance Sheet [member] | Cash [member]
Disclosure of assets pledged as security [line items]
Assets charged as security for liabilities	3,658	4,123
On-Balance Sheet [member] | Loans and Advances to Customers [member]
Disclosure of assets pledged as security [line items]
Assets charged as security for liabilities	15,047	10,601
On-Balance Sheet [member] | Loans and Advances to Customers [member] | Securitisations and Covered Bonds [member]
Disclosure of assets pledged as security [line items]
Assets charged as security for liabilities	35,421	40,230
On-Balance Sheet [member] | Debt Securities [member]
Disclosure of assets pledged as security [line items]
Assets charged as security for liabilities	130	755
On-Balance Sheet [member] | Equity Securities [member]
Disclosure of assets pledged as security [line items]
Assets charged as security for liabilities	8,629	5,637
Off-Balance Sheet [member]
Disclosure of assets pledged as security [line items]
Assets charged as security for liabilities	33,013	16,901
Off-Balance Sheet [member] | Treasury Bills and Other Eligible Securities [member]
Disclosure of assets pledged as security [line items]
Assets charged as security for liabilities	30,220	15,013
Off-Balance Sheet [member] | Debt Securities [member]
Disclosure of assets pledged as security [line items]
Assets charged as security for liabilities	850	331
Off-Balance Sheet [member] | Equity Securities [member]
Disclosure of assets pledged as security [line items]
Assets charged as security for liabilities	£ 1,943	£ 1,557